Prepayments and Other Receivables	12 Months Ended
Dec. 31, 2011
Prepayments and Other Receivables

(6) Prepayments and Other Receivables

Prepayments and other receivables consisted of the following:

	December 31,2011		December 31,2010
	RMB	US$	RMB
Prepayments	842	134	477
Other receivables	30,330	4,819	63
	31,172	4,953	540